Share-based Payments - Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2021 shares ¥ / shares	Mar. 31, 2020 shares ¥ / shares	Mar. 31, 2019 shares ¥ / shares
Number of options (shares)
As of beginning of the year (in shares) | shares	3,371,200	3,389,200	3,403,800
Exercised (in shares) | shares	(14,000)	(18,000)	(14,600)
As of end of the year (in shares) | shares	3,357,200	3,371,200	3,389,200
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,065	¥ 4,055	¥ 4,054
Exercised (in JPY per share) | ¥ / shares	1	2,266	3,721
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,082	¥ 4,065	¥ 4,055